TAX - Effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax for the year
Effective tax rate	(1.00%)	3.30%	1.60%
Deferred tax assets	$ 555	$ 651	$ 344